GENERAL - Fair Values and Excess Purchase Consideration (Details) $ in Thousands						1 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
		Jun. 28, 2023 USD ($)	Nov. 10, 2022 USD ($) vessel	Jun. 30, 2022 subsidiary	Feb. 25, 2022 vessel subsidiary	Jan. 26, 2022 vessel	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Feb. 17, 2022 USD ($)
Liabilities:
Payments for asset acquisitions	[1]						$ 0	$ 353,506	$ 0		$ 0
Secured debt | Senior Secured Sustainability Term Loan | Line of credit
Liabilities:
Debt instrument, face amount												$ 570,000
Vessel SPA
Liabilities:
Number of subsidiaries acquired | subsidiary					9
Number of vessels acquired | vessel					8	8
Purchase consideration										$ 339,600
Net cash purchase consideration										1,160,000
Purchase price per vessel									145,000	145,000
Number of vessels assumed in sale and leaseback transaction | vessel						6
MSA Agreement
Liabilities:
Number of vessels acquired | vessel			4
Purchase consideration			$ 662,800
Net cash purchase consideration			135,200
Purchase price per vessel		$ 234,000
Payments for asset acquisitions			135,200
MSA Agreement | Aggregated Amounts On Acquisition
Assets Acquired
Vessels and equipment, net								640,600
Other current and non-current assets								2,200
Total assets acquired:								642,800
Liabilities:
Long-term debt								520,000
Unfavorable contracts liabilities								0
Other liabilities								7,700
Total liabilities assumed:								527,700
Net assets to be acquired:								115,100
MSA Agreement | Aggregated Amounts On Acquisition | Favorable Contract Intangible Assets
Assets Acquired
Intangible assets acquired								0
MSA Agreement | Fair Value And Other Adjustments
Assets Acquired
Vessels and equipment, net								149,700
Other current and non-current assets								0
Total assets acquired:								155,100
Liabilities:
Long-term debt								0
Unfavorable contracts liabilities								89,300
Other liabilities								0
Total liabilities assumed:								89,300
Net assets to be acquired:								65,800
MSA Agreement | Fair Value And Other Adjustments | Favorable Contract Intangible Assets
Assets Acquired
Intangible assets acquired								5,400
MSA Agreement | Fair Value Of Amounts Acquired
Assets Acquired
Vessels and equipment, net								790,300
Other current and non-current assets								2,200
Total assets acquired:								797,900
Liabilities:
Long-term debt								520,000
Unfavorable contracts liabilities								89,300
Other liabilities								7,700
Total liabilities assumed:								617,000
Net assets to be acquired:								180,900
MSA Agreement | Fair Value Of Amounts Acquired | Favorable Contract Intangible Assets
Assets Acquired
Intangible assets acquired								5,400
MSA Agreement | Excess Fair Values Over Purchase Consideration Allocation
Assets Acquired
Vessels and equipment, net								(45,700)
Other current and non-current assets								0
Total assets acquired:								(45,700)
Liabilities:
Long-term debt								0
Unfavorable contracts liabilities
Other liabilities								0
Total liabilities assumed:								0
Net assets to be acquired:								(45,700)
MSA Agreement | Excess Fair Values Over Purchase Consideration Allocation | Favorable Contract Intangible Assets
Assets Acquired
Intangible assets acquired								0
MSA Agreement | Amounts Recognized Upon Acquisition
Assets Acquired
Vessels and equipment, net								744,600
Other current and non-current assets								2,200
Total assets acquired:								752,200
Liabilities:
Long-term debt			520,000					520,000
Unfavorable contracts liabilities								89,300
Other liabilities								7,700
Total liabilities assumed:								617,000
Net assets to be acquired:								135,200
Working capital adjustments			$ 7,600
MSA Agreement | Amounts Recognized Upon Acquisition | Favorable Contract Intangible Assets
Assets Acquired
Intangible assets acquired								5,400
Vessel SPA And ManCo SPA
Liabilities:
Purchase consideration									346,200
Net debt repayments										(587,300)
Less: Leases assumed										(233,700)
Add: Working capital adjustments										600
Payments for asset acquisitions									211,700	$ 211,700
Consideration, equity issued (in shares) | shares										12,500,000
Consideration, equity issued									127,900	$ 127,900
Vessel SPA And ManCo SPA | Amounts De-recognized On Disposal
Assets Acquired
Vessels and equipment, net							1,387,300
Other current and non-current assets							61,700
Total assets acquired:							1,449,000
Liabilities:
Current portion of long-term debt							154,500
Unfavorable contracts liabilities							0
Other current and non-current liabilities							643,300
Total liabilities assumed:							797,800
Non-controlling interest							67,400
Net assets to be acquired:							583,800
Vessel SPA And ManCo SPA | Amounts De-recognized On Disposal | Favorable Contract Intangible Assets
Assets Acquired
Intangible assets acquired							0
Vessel SPA And ManCo SPA | Amounts De-recognized On Disposal | Assembled Workforce
Assets Acquired
Intangible assets acquired							0
Vessel SPA And ManCo SPA | Amounts De-recognized On Disposal | Customer Relationships
Assets Acquired
Intangible assets acquired							0
Vessel SPA And ManCo SPA | Fair Value And Other Adjustments
Assets Acquired
Vessels and equipment, net							(222,200)
Other current and non-current assets							0
Total assets acquired:							(200,700)
Liabilities:
Current portion of long-term debt							(4,500)
Unfavorable contracts liabilities							69,700
Other current and non-current liabilities							0
Total liabilities assumed:							65,200
Non-controlling interest							(100)
Net assets to be acquired:							(265,800)
Vessel SPA And ManCo SPA | Fair Value And Other Adjustments | Favorable Contract Intangible Assets
Assets Acquired
Intangible assets acquired							13,500
Vessel SPA And ManCo SPA | Fair Value And Other Adjustments | Assembled Workforce
Assets Acquired
Intangible assets acquired							4,500
Vessel SPA And ManCo SPA | Fair Value And Other Adjustments | Customer Relationships
Assets Acquired
Intangible assets acquired							3,500
Vessel SPA And ManCo SPA | Fair Value Of Amounts Acquired
Assets Acquired
Vessels and equipment, net								1,165,100
Other current and non-current assets								61,700
Total assets acquired:								1,248,300
Liabilities:
Current portion of long-term debt								150,000
Unfavorable contracts liabilities								69,700
Other current and non-current liabilities								643,300
Total liabilities assumed:								863,000
Non-controlling interest								67,300
Net assets to be acquired:							(318,000)	318,000
Vessel SPA And ManCo SPA | Fair Value Of Amounts Acquired | Favorable Contract Intangible Assets
Assets Acquired
Intangible assets acquired								13,500
Vessel SPA And ManCo SPA | Fair Value Of Amounts Acquired | Assembled Workforce
Assets Acquired
Intangible assets acquired								4,500
Vessel SPA And ManCo SPA | Fair Value Of Amounts Acquired | Customer Relationships
Assets Acquired
Intangible assets acquired								3,500
Vessel SPA And ManCo SPA | Excess Purchase Consideration Allocation
Assets Acquired
Vessels and equipment, net								27,900
Other current and non-current assets								100
Total assets acquired:								28,200
Liabilities:
Current portion of long-term debt								0
Unfavorable contracts liabilities								0
Other current and non-current liabilities								0
Total liabilities assumed:								0
Non-controlling interest								0
Net assets to be acquired:							28,200	28,200
Vessel SPA And ManCo SPA | Excess Purchase Consideration Allocation | Favorable Contract Intangible Assets
Assets Acquired
Intangible assets acquired								0
Vessel SPA And ManCo SPA | Excess Purchase Consideration Allocation | Assembled Workforce
Assets Acquired
Intangible assets acquired								100
Vessel SPA And ManCo SPA | Excess Purchase Consideration Allocation | Customer Relationships
Assets Acquired
Intangible assets acquired								100
Vessel SPA And ManCo SPA | Amounts Recognized Upon Acquisition
Assets Acquired
Vessels and equipment, net								1,193,000
Other current and non-current assets								61,800
Total assets acquired:								1,276,500
Liabilities:
Current portion of long-term debt								150,000
Unfavorable contracts liabilities								69,700
Other current and non-current liabilities								643,300
Total liabilities assumed:								863,000
Non-controlling interest								67,300
Net assets to be acquired:							$ 346,200	346,200		346,200
Vessel SPA And ManCo SPA | Amounts Recognized Upon Acquisition | Favorable Contract Intangible Assets
Assets Acquired
Intangible assets acquired								13,500
Vessel SPA And ManCo SPA | Amounts Recognized Upon Acquisition | Assembled Workforce
Assets Acquired
Intangible assets acquired								4,600
Vessel SPA And ManCo SPA | Amounts Recognized Upon Acquisition | Customer Relationships
Assets Acquired
Intangible assets acquired								$ 3,600
ManCo SPA
Liabilities:
Number of subsidiaries acquired | subsidiary				4
Purchase consideration									$ 6,600	$ 6,600

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.